Investment Securities (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total, fair value	$ 182,342,459	$ 60,705,178
Available for sale Securities [Member]
Due in one year or less	3,470,000
Due from one to five years	36,860,731
Due from five to ten years	13,065,163
Due after ten years	2,132,257
Agency MBS	128,291,487
Total	183,819,638
Due in one year or less, Fair value	3,508,582
Due from one to five years, Fair value	36,619,130
Due from five to ten years, Fair value	12,942,726
Due after ten years, Fair value	2,139,500
Agency MBS, Fair value	127,132,521
Total, fair value	$ 182,342,459